Stockholders' deficiency (Detail Textuals 1) (USD $)	9 Months Ended	12 Months Ended	33 Months Ended	36 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	May 27, 2010 Common stock	Mar. 31, 2013 Common stock		Dec. 31, 2010 Common stock	May 27, 2010 Common stock Founders	May 27, 2010 Common stock Founders Director and Officer
Schedule Of Common Stock Issued and Outstanding [Line Items]
Common stock issued during period						1,150,000	[1],[2]	1,000,000	7,000,000	6,000,000
Shares issued to the DelMar Employee Share Purchase Trust					2,000,000			2,000,000
Common stock per share amount (in dollars per share)									$ 0.001
Proceeds from issuance of common stock	$ 73,564	$ 28,506	$ 102,070	$ 102,070					$ 6,667
Number of stock issued pursuant to vesting provisions and a repurchase option					6,700,000
Number of unvested shares to be repurchased prior to the expiration period					6,700,000
Stock repurchase price per share					$ 0.001
Vesting percentage of common stock					25.00%
Description of vesting of common stock					25% of the common shares shall vested immediately on May 27, 2010 and the remaining shares shall vest in twelve equal tranches on each quarterly anniversary of May 27, 2010 with the number of shares to vest on each such date to equal 1/16 of the number of shares issued on May 27, 2010.
Expiration period of stock option					36 months

[1]	The issued and outstanding common shares include 8,729,583 shares of common stock on an as-exchanged basis with respect to the Exchangeable Shares (notes 3 and 7)
[2]	Under the Reverse Acquisition, the authorized and issued share capital is that of the Company while the stated value is that of DelMar (BC) (note 3).